CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ 46,323	$ 44,297	$ 45,832
Loss from operations	120,244	60,270	120,583
Interest income	7,318	3,687	5,858
Interest expenses	(692)	(938)	(1,404)
Income before income taxes	129,642	83,355	137,742
Income tax expenses	22,205	14,386	14,238
Net income	107,161	68,944	118,471
Other comprehensive income, net of tax of nil
Translation adjustment	17,410	(14,428)	(48,841)
Comprehensive income	124,847	54,541	74,663
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	1,751	1,062	4,484
Loss from operations	(1,751)	(1,062)	(4,484)
Other expense, net	0	(89)	(93)
Interest income	0	4	80
Interest expenses	(748)	(1,074)	(705)
Foreign exchange losses	(97)	(740)	(719)
Equity in profit of subsidiaries	109,757	71,905	124,392
Income before income taxes	107,161	68,944	118,471
Income tax expenses	0	0	0
Net income	107,161	68,944	118,471
Other comprehensive income, net of tax of nil
Translation adjustment	17,406	(14,392)	(46,052)
Comprehensive income	$ 124,567	$ 54,552	$ 72,419